Financial instruments - Liquidity Risk (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities, carrying value	$ 4,708,051	$ 4,913,155
Term loans, carrying value	112,707	$ 496,000	$ 247,200
Term loans, total contractual amount	4,905,875
Carrying Value
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities, carrying value	4,820,758
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	4,722,440
2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	73,495
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	62,823
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	47,117
Accounts Payable and Accrued Liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities, total contractual amount	4,708,051
Accounts Payable and Accrued Liabilities | Carrying Value
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities, carrying value	4,708,051
Accounts Payable and Accrued Liabilities | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities, total contractual amount	4,708,051
Term Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	197,824
Term Loans | Carrying Value
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, carrying value	112,707
Term Loans | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	14,389
Term Loans | 2-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	73,495
Term Loans | 4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	62,823
Term Loans | Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Term loans, total contractual amount	$ 47,117